RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RIGHT OF USE ASSET AND LEASE LIABILITY
Summary of carrying amounts of right-of-use assets

	As of December 31,
	2021	2020
Right of use asset – buildings	$1,378,312	$1,378,312
Right of use asset – office space	58,412	58,412
Right of use asset – leaseholds	992,410	992,410
Foreign currency translation	(117,959)	(39,007)
Accumulated depreciation on right of use assets	(1,233,934)	(726,246)
Right of use asset, net.	$1,077,241	$1,663,881

	As of December 31,
	2020	2019
Right of use asset – buildings	$1,378,312	$1,378,312
Right of use asset – office space	58,412	58,412
Right of use asset – leaseholds	992,410	992,410
Foreign currency translation	(39,007)	—
Accumulated depreciation on right of use assets	(726,246)	(235,061)
Right of use asset, net.	$1,663,881	$2,194,073

Summary of maturity analysis of lease liabilities

	As of December 31,
	2021	2020
Within one year	$436,270	$545,132
Two to five years	298,594	660,034
Thereafter	9,007,645	9,924,141
	9,742,509	11,129,307
Less: finance charges component	(8,411,649)	(9,276,243)
	$1,330,860	$1,853,064
Lease liabilities, current	$436,271	$545,132
Lease liabilities, non-current	894,589	1,307,932
	$1,330,860	$1,853,064

	As of December 31,
	2020	2019
Within one year	$545,132	$544,551
Two to five years	660,034	1,214,787
Thereafter	9,924,141	15,534,632
	11,129,307	17,293,970
Less: finance charges component	(9,276,243)	(15,020,231)
	$1,853,064	$2,273,739
Lease liabilities, current	$545,132	$544,551
Lease liabilities, non-current	1,307,932	1,729,188
	$1,853,064	$2,273,739